Related party payables and transactions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Summary of related party transaction

		Transactions six months ended June 30, 2026 $	Transactions six months ended June 30, 2025 $	Balances outstanding June 30, 2026 $	Balances outstanding December 31, 2025 $
	Brie	48,000	–	–	–
	John Power	30,147	15,174	5,147	8,325
	David Goodman	10,000	–	10,000	–
	John Hiner	10,000	–	–	–
	Brian Power	10,000	–	–	–
(1)	Nemo	67,000	–	–	–
	Ty Minnick	48,476	34,502	7,416	–
		223,623	49,676	22,563	8,325

(1)	Includes geological services of $60,300 (2025 - $nil) for six months ended June 30, 2026